CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 88,361	$ (129,386)	$ (709,561)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	2,776	(1,896)	451
Comprehensive income (loss)	$ 91,137	$ (131,282)	$ (709,110)